Note 27 - Earnings Per Share (Details Textual) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement Line Items [Line Items]
Antidilutive options excluded from computation of earnings per share, amount (in shares)	8,406	13,450	13,518
Options out of the money [member]
Statement Line Items [Line Items]
Antidilutive options excluded from computation of earnings per share, amount (in shares)	1	0	0